TrueShares Structured Outcome (April) ETF
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 78.9%
Exchange Traded Funds - 78.9%
SPDR S&P 500 ETF Trust (b)	9,500	$4,290,580
TOTAL EXCHANGE TRADED FUNDS (Cost $4,335,965)		4,290,580

SHORT-TERM INVESTMENTS - 91.3%
Money Market Funds — 91.3%
First American Treasury Obligations Fund - Class X, 0.22% (a)	4,960,078	4,960,078
Total Money Market Funds (Cost $4,960,078)		4,960,078

TOTAL INVESTMENTS (Cost $9,296,043) - 170.2%		9,250,658
Other assets and liabilities, net - (70.2)%		(3,814,682)
TOTAL NET ASSETS - 100.0%		$5,435,976

Percentages are stated as a percent of net assets.

SPDR	Standard & Poor's Depositary Receipt

(a) The rate shown is the seven-day yield at period end.
(b) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$4,290,580	$-	$-	$4,290,580
Money Market Funds	4,960,078	-	-	4,960,078
Total Investments - Assets	$9,250,658	$-	$-	$9,250,658